LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating lease cost:
Total Operating lease Cost	$ 3,012
Office and warehouse space [Member]
Operating lease cost:
Total Operating lease Cost	1,656
Base stations [Member]
Operating lease cost:
Total Operating lease Cost	$ 697
Weighted Average Remaining Lease Term	5 years 3 months 18 days
Weighted Average Discount Rate	2.13%
Vehicle [Member]
Operating lease cost:
Total Operating lease Cost	$ 493
Weighted Average Remaining Lease Term	1 year 3 months 18 days
Weighted Average Discount Rate	9.17%
Others [Member]
Operating lease cost:
Total Operating lease Cost	$ 166
Weighted Average Remaining Lease Term	1 year 7 months 6 days
Weighted Average Discount Rate	7.83%
Office and warehouse space [Member]
Operating lease cost:
Weighted Average Remaining Lease Term	1 year 3 months 18 days
Weighted Average Discount Rate	5.26%